Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Raw materials and consumables	$ 3,869	$ 2,779
Total Inventories	$ 3,869	$ 2,779